Shareholder Report, Average Annual Return (Details)											6 Months Ended		7 Months Ended		10 Months Ended		12 Months Ended		23 Months Ended	35 Months Ended	37 Months Ended	51 Months Ended	55 Months Ended	60 Months Ended	62 Months Ended	106 Months Ended	114 Months Ended	120 Months Ended
	Apr. 30, 2024	Apr. 08, 2024	Nov. 30, 2022	Nov. 30, 2021	Sep. 30, 2021	Jul. 31, 2020	Mar. 31, 2020	Sep. 03, 2019	Jan. 04, 2016	May 01, 2015	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000229483
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Quality Value Fund - Institutional Shares
C000229481
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Quality Value Fund - A Class Shares
Average Annual Return, Percent																	19.39%							7.94%				8.48%
C000229482
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Westwood Quality Value Fund - C Class Shares
Average Annual Return, Percent																	21.14%						13.94%
C000240108
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Westwood Quality Value Fund - Ultra Shares
C000232438
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Westwood Quality MidCap Fund - Institutional Shares
C000229480
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Quality SMidCap Fund - Institutional Shares
C000229479
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Westwood Quality SMidCap Fund - Ultra Shares
C000229476
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Quality SmallCap Fund - Institutional Shares
C000229475
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Westwood Quality SmallCap Fund - A Class Shares
Average Annual Return, Percent																	18.10%							6.66%	7.98%
C000229478
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Westwood Quality SmallCap Fund - C Class Shares
Average Annual Return, Percent																	21.12%							6.75%	8.06%
C000229477
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Westwood Quality SmallCap Fund - Ultra Shares
C000229075
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Westwood Quality AllCap Fund - Institutional Shares
C000229074
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Westwood Quality AllCap Fund - Ultra Shares
C000229473
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Income Opportunity Fund - Institutional Shares
C000229474
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Income Opportunity Fund - A Class Shares
Average Annual Return, Percent																	16.13%							4.18%				4.35%
C000229472
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Westwood Income Opportunity Fund - C Class Shares
Average Annual Return, Percent																	17.71%							4.02%	4.14%
C000240107
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Westwood Income Opportunity Fund - Ultra Shares
C000229469
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Multi-Asset Income Fund - Institutional Shares
C000229470
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood Multi-Asset Income Fund - A Class Shares
Average Annual Return, Percent																	15.23%							5.25%				4.13%
C000229471
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Westwood Multi-Asset Income Fund - C Class Shares
Average Annual Return, Percent																	16.85%						8.41%
C000229466
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Westwood Alternative Income Fund - Institutional Shares
C000229467
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Westwood Alternative Income Fund - A Class Shares
Average Annual Return, Percent																	6.07%						4.46%
C000229468
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Westwood Alternative Income Fund - C Class Shares
Average Annual Return, Percent																	7.43%						4.49%
C000229465
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Westwood Alternative Income Fund - Ultra Shares
C000237961
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
C000237964
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Average Annual Return, Percent															24.57%		34.08%							12.23%				0.58%
C000237963
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Average Annual Return, Percent															27.91%		36.21%							12.67%				0.38%
C000237962
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
C000237960
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Global Real Estate Fund - Institutional Shares
C000237958
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Global Real Estate Fund - A Class Shares
Average Annual Return, Percent																	18.27%							(1.36%)				1.41%
C000237959
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Global Real Estate Fund - C Class Shares
Average Annual Return, Percent																	20.21%							(0.78%)				1.40%
C000237966
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Real Estate Income Fund - Institutional Shares
C000237968
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Real Estate Income Fund - A Class Shares
Average Annual Return, Percent																	21.69%							2.52%				3.63%
C000237969
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Real Estate Income Fund - C Class Shares
Average Annual Return, Percent																	23.67%							3.11%				3.62%
C000237951
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Broadmark Tactical Growth Fund - Institutional Shares
C000237952
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Broadmark Tactical Growth Fund - A Class Shares
Average Annual Return, Percent																	2.95%							2.47%				2.31%
C000237949
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Westwood Broadmark Tactical Growth Fund - C Class Shares
Average Annual Return, Percent																	4.41%							3.06%				2.35%
C000237956
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Westwood Broadmark Tactical Plus Fund - Institutional Shares
C000237953
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Westwood Broadmark Tactical Plus Fund - A Class Shares
Average Annual Return, Percent																	(2.91%)							2.49%				3.21%
C000237954
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Westwood Broadmark Tactical Plus Fund - C Class Shares
Average Annual Return, Percent																	(1.62%)							2.86%				3.00%
C000237955
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	Westwood Broadmark Tactical Plus Fund - F Class Shares
C000248453
Average Annual Return [Line Items]
Line Graph and Table Measure Name														Westwood Salient Enhanced Midstream Income ETF
C000248452
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Westwood Salient Enhanced Energy Income ETF
Without Sales Load [Member] | C000229483
Average Annual Return [Line Items]
Average Annual Return, Percent																	23.22%							8.84%				9.06%
Without Sales Load [Member] | C000229481
Average Annual Return [Line Items]
Average Annual Return, Percent																	23.07%							8.60%				8.81%
Without Sales Load [Member] | C000229482
Average Annual Return [Line Items]
Average Annual Return, Percent																	22.14%						13.94%
Without Sales Load [Member] | C000240108
Average Annual Return [Line Items]
Average Annual Return, Percent																	23.17%		7.69%
Without Sales Load [Member] | C000232438
Average Annual Return [Line Items]
Average Annual Return, Percent																	29.09%			8.26%
Without Sales Load [Member] | C000229480
Average Annual Return [Line Items]
Average Annual Return, Percent																	29.49%							9.91%				7.58%
Without Sales Load [Member] | C000229479
Average Annual Return [Line Items]
Average Annual Return, Percent																	29.77%					14.63%
Without Sales Load [Member] | C000229476
Average Annual Return [Line Items]
Average Annual Return, Percent																	23.24%							7.67%				7.71%
Without Sales Load [Member] | C000229475
Average Annual Return [Line Items]
Average Annual Return, Percent																	23.02%							7.53%	8.84%
Without Sales Load [Member] | C000229478
Average Annual Return [Line Items]
Average Annual Return, Percent																	22.12%							6.75%	8.06%
Without Sales Load [Member] | C000229477
Average Annual Return [Line Items]
Average Annual Return, Percent																	23.41%						17.40%
Without Sales Load [Member] | C000229075
Average Annual Return [Line Items]
Average Annual Return, Percent																	24.16%				8.07%
Without Sales Load [Member] | C000229074
Average Annual Return [Line Items]
Average Annual Return, Percent																	24.39%				8.14%
Without Sales Load [Member] | C000229473
Average Annual Return [Line Items]
Average Annual Return, Percent																	19.85%							5.04%				4.91%
Without Sales Load [Member] | C000229474
Average Annual Return [Line Items]
Average Annual Return, Percent																	19.68%							4.82%				4.67%
Without Sales Load [Member] | C000229472
Average Annual Return [Line Items]
Average Annual Return, Percent																	18.71%							4.02%	4.14%
Without Sales Load [Member] | C000240107
Average Annual Return [Line Items]
Average Annual Return, Percent																	19.86%		8.49%
Without Sales Load [Member] | C000229469
Average Annual Return [Line Items]
Average Annual Return, Percent																	18.97%							6.14%				4.68%
Without Sales Load [Member] | C000229470
Average Annual Return [Line Items]
Average Annual Return, Percent																	18.73%							5.90%				4.45%
Without Sales Load [Member] | C000229471
Average Annual Return [Line Items]
Average Annual Return, Percent																	17.85%						8.41%
Without Sales Load [Member] | C000229466
Average Annual Return [Line Items]
Average Annual Return, Percent																	9.39%							4.64%			3.75%
Without Sales Load [Member] | C000229467
Average Annual Return [Line Items]
Average Annual Return, Percent																	9.33%						5.15%
Without Sales Load [Member] | C000229468
Average Annual Return [Line Items]
Average Annual Return, Percent																	8.43%						4.49%
Without Sales Load [Member] | C000229465
Average Annual Return [Line Items]
Average Annual Return, Percent																	9.52%							4.74%			3.85%
Without Sales Load [Member] | C000237961
Average Annual Return [Line Items]
Average Annual Return, Percent															30.24%		38.61%							13.78%				1.38%
Without Sales Load [Member] | C000237964
Average Annual Return [Line Items]
Average Annual Return, Percent															29.79%		38.18%							13.50%				1.15%
Without Sales Load [Member] | C000237963
Average Annual Return [Line Items]
Average Annual Return, Percent															28.91%		37.21%							12.67%				0.38%
Without Sales Load [Member] | C000237962
Average Annual Return [Line Items]
Average Annual Return, Percent															30.15%		38.72%							13.87%		9.64%
Without Sales Load [Member] | C000237960
Average Annual Return [Line Items]
Average Annual Return, Percent																	22.41%							0.18%				2.39%
Without Sales Load [Member] | C000237958
Average Annual Return [Line Items]
Average Annual Return, Percent																	21.98%							(0.18%)				2.01%
Without Sales Load [Member] | C000237959
Average Annual Return [Line Items]
Average Annual Return, Percent																	21.21%							(0.78%)				1.40%
Without Sales Load [Member] | C000237966
Average Annual Return [Line Items]
Average Annual Return, Percent																	25.88%							4.10%				4.63%
Without Sales Load [Member] | C000237968
Average Annual Return [Line Items]
Average Annual Return, Percent																	25.47%							3.74%				4.24%
Without Sales Load [Member] | C000237969
Average Annual Return [Line Items]
Average Annual Return, Percent																	24.67%							3.11%				3.62%
Without Sales Load [Member] | C000237951
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.44%							4.05%				3.35%
Without Sales Load [Member] | C000237952
Average Annual Return [Line Items]
Average Annual Return, Percent																	6.14%							3.69%				2.92%
Without Sales Load [Member] | C000237949
Average Annual Return [Line Items]
Average Annual Return, Percent																	5.41%							3.06%				2.35%
Without Sales Load [Member] | C000237956
Average Annual Return [Line Items]
Average Annual Return, Percent																	0.41%							3.92%				4.04%
Without Sales Load [Member] | C000237953
Average Annual Return [Line Items]
Average Annual Return, Percent																	0.11%							3.65%				3.79%
Without Sales Load [Member] | C000237954
Average Annual Return [Line Items]
Average Annual Return, Percent																	(0.66%)							2.86%				3.00%
Without Sales Load [Member] | C000237955
Average Annual Return [Line Items]
Average Annual Return, Percent																	0.73%							4.23%				4.36%
Without Sales Load [Member] | C000248453
Average Annual Return [Line Items]
Average Annual Return, Percent													10.05%
Without Sales Load [Member] | C000248452
Average Annual Return [Line Items]
Average Annual Return, Percent												(1.87%)
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%						20.37%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%		20.06%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%			8.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%					15.05%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%	15.15%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%	15.15%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%						20.37%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%				9.73%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%				9.73%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%	15.15%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%		20.06%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%							14.60%				12.44%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	37.86%						20.37%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)			1.39%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%						(0.90%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%						(0.90%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)			1.39%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent															20.97%		38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent															20.97%		38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent															20.97%		38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent															20.97%		38.02%							15.27%		14.56%
MSCI WORLD INDEX Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																MSCI World Index (Gross)
Average Annual Return, Percent																	34.29%							12.57%				10.36%
MSCI WORLD INDEX Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																MSCI World Index (Gross)
Average Annual Return, Percent																	34.29%							12.57%				10.36%
MSCI WORLD INDEX Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																MSCI World Index (Gross)
Average Annual Return, Percent																	34.29%							12.57%				10.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)				1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)				1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)				1.49%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	30.98%							10.14%				8.87%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	30.98%							10.14%				8.87%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	30.98%						17.42%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	30.98%		11.61%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	34.03%			6.37%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	32.42%							9.39%				7.87%
Russell 2500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	32.42%					15.24%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	34.07%							8.50%				7.94%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	31.77%							8.42%				7.33%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	34.07%							8.50%	9.53%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	31.77%							8.42%	9.99%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	34.07%							8.50%	9.53%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	31.77%							8.42%	9.99%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent																	34.07%						16.61%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	31.77%						18.74%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	31.02%				8.05%
Russell 3000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent																	31.02%				8.05%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)				1.49%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		S&P 500 Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return, Percent																	20.95%							6.03%				6.21%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)				1.49%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		S&P 500 Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return, Percent																	20.95%							6.03%				6.21%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)	(0.30%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Average Annual Return, Percent																	38.02%							15.27%	15.81%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return, Percent																	20.95%							6.03%	6.14%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%		3.59%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent																	38.02%		20.93%
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Average Annual Return, Percent																	20.95%		11.27%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)				1.49%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		S&P 500 Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return, Percent																	15.65%							2.90%				3.87%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		S&P 500 Index
Average Annual Return, Percent																	38.02%							15.27%				13.00%
Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return, Percent																	15.65%							2.90%				3.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%							(0.23%)				1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent																	10.55%						(0.90%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Average Annual Return, Percent																	38.02%						20.71%
Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Westwood -80%Bloom US Agg/20%S&P500TR
Average Annual Return, Percent																	15.65%						3.18%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent																	5.51%							2.37%			1.74%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent																	5.51%						2.44%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name							FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent																	5.51%						2.44%
FTSE 1-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FTSE 1-Month Treasury Bill Index
Average Annual Return, Percent																	5.51%							2.37%			1.74%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Alerian Midstream Energy Select Index
Average Annual Return, Percent															33.25%		41.83%							16.08%				5.84%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Alerian MLP Index Trust
Average Annual Return, Percent															16.97%		22.28%							14.66%				2.17%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Alerian Midstream Energy Select Index
Average Annual Return, Percent															33.25%		41.83%							16.08%				5.84%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Alerian MLP Index Trust
Average Annual Return, Percent															16.97%		22.28%							14.66%				2.17%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Alerian Midstream Energy Select Index
Average Annual Return, Percent															33.25%		41.83%							16.08%				5.84%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																Alerian MLP Index Trust
Average Annual Return, Percent															16.97%		22.28%							14.66%				2.17%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Alerian Midstream Energy Select Index
Average Annual Return, Percent															33.25%		41.83%							16.08%		12.68%
Alerian MLP Index Trust TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Alerian MLP Index Trust
Average Annual Return, Percent															16.97%		22.28%							14.66%		7.97%
FTSE EPRA Nareit Developed ex US Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																FTSE EPRA Nareit Developed ex US Index TR (USD)
Average Annual Return, Percent																	20.33%							(3.46%)				1.03%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																FTSE EPRA Nareit Developed Index
Average Annual Return, Percent																	28.46%							(0.15%)				2.86%
FTSE EPRA Nareit Developed ex US Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																FTSE EPRA Nareit Developed ex US Index TR (USD)
Average Annual Return, Percent																	20.33%							(3.46%)				1.03%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																FTSE EPRA Nareit Developed Index
Average Annual Return, Percent																	28.46%							(0.15%)				2.86%
FTSE EPRA Nareit Developed ex US Index TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name																FTSE EPRA Nareit Developed ex US Index TR (USD)
Average Annual Return, Percent																	20.33%							(3.46%)				1.03%
FTSE EPRA Nareit Developed Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name																FTSE EPRA Nareit Developed Index
Average Annual Return, Percent																	28.46%							(0.15%)				2.86%
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name																ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent																	20.40%							2.64%				4.54%
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name																ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent																	20.40%							2.64%				4.54%
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name																ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent																	20.40%							2.64%				4.54%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																HFRX Equity Hedge Index
Average Annual Return, Percent																	11.67%							5.77%				3.44%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																HFRX Equity Hedge Index
Average Annual Return, Percent																	11.67%							5.77%				3.44%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																HFRX Equity Hedge Index
Average Annual Return, Percent																	11.67%							5.77%				3.44%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	HFRX Equity Hedge Index
Average Annual Return, Percent																	11.67%							5.77%				3.44%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	HFRX Equity Hedge Index
Average Annual Return, Percent																	11.67%							5.77%				3.44%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	HFRX Equity Hedge Index
Average Annual Return, Percent																	11.67%							5.77%				3.44%
HFRX Equity Hedge Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name																	HFRX Equity Hedge Index
Average Annual Return, Percent																	11.67%							5.77%				3.44%
Alerian Midstream Energy Select Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent													18.50%
S&P Energy Select Sector Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Average Annual Return, Percent												(3.69%)